Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Revision of Prior Period, Adjustment [Member]	Total	Revision of Prior Period, Adjustment [Member]
Beginning balance, value at Dec. 31, 2020	$ 0		$ 46,993		$ (41,166)		$ 5,828
Beginning balance, shares at Dec. 31, 2020	400,000
Issuance of common stock in exchange for investment, related party	$ 0		14,943				14,943
Issuance of common stock in exchange for investments in equity securities, shares	180,000
Issuance of common stock and warrants under private placement, net of negligible issuance costs	$ 0		2,690				2,690
Issuance of common stock and warrants under private placement, net of issuance costs, shares	67,500
Exercise of common stock warrants	$ 0		13,238				$ 13,238
Exercise of common stock warrants, shares	132,380
Exercise of pre-funded warrants	$ 0		12,223				$ 12,223
Exercise of pre-funded warrants, shares	75,357
Stock based compensation			129				129
Net income (loss)					(37,713)		(37,713)
Ending balance, value at Dec. 31, 2021	$ 17	$ 1	90,200	$ 90,216	(78,879)	$ (78,879)	11,338	$ 11,338
Ending balance, shares at Dec. 31, 2021	855,238	855,237
Stock based compensation			1,068				1,068
Net income (loss)					4,711		4,711
Issuance of shares for vested restricted stock units
Issuance of shares for vested restricted stock units, shares	2,835
Issuance of common stock and warrants under private placement, net of issuance costs	$ 2		114				116
Issuance of common stock and warrants under private placement, net of issuance costs, shares	92,500
Ending balance, value at Jun. 30, 2022	$ 19		91,382		(74,168)		17,233
Ending balance, shares at Jun. 30, 2022	950,573
Beginning balance, value at Dec. 31, 2021	$ 17	$ 1	90,200	90,216	(78,879)	(78,879)	$ 11,338	11,338
Beginning balance, shares at Dec. 31, 2021	855,238	855,237
Issuance of common stock in exchange for investment, related party		$ 0		3,683				3,683
Issuance of common stock in exchange for investments in equity securities, shares		157,402
Issuance of common stock and warrants under private placement, net of negligible issuance costs		$ 0		117				117
Issuance of common stock and warrants under private placement, net of issuance costs, shares		92,500
Exercise of common stock warrants, shares
Exercise of pre-funded warrants		$ 0		2,842				2,842
Exercise of pre-funded warrants, shares		78,450
Stock based compensation				1,852				1,852
Net income (loss)						(640)	$ (640)	(640)
Exercise of PIPE warrants		$ 0		4,686				4,686
Exercise of PIPE warrants, shares		142,857
Issuance of shares for vested restricted stock units
Issuance of shares for vested restricted stock units, shares		8,504
Ending balance, value at Dec. 31, 2022	$ 27	$ 1	103,370	103,396	(79,519)	(79,519)	23,878	23,878
Ending balance, shares at Dec. 31, 2022	1,359,040	1,334,950
Beginning balance, value at Mar. 31, 2022	$ 17		90,717		(73,318)		17,416
Beginning balance, shares at Mar. 31, 2022	855,238
Stock based compensation			551				551
Net income (loss)					(850)		(850)
Issuance of shares for vested restricted stock units
Issuance of shares for vested restricted stock units, shares	2,835
Issuance of common stock and warrants under private placement, net of issuance costs	$ 2		114				116
Issuance of common stock and warrants under private placement, net of issuance costs, shares	92,500
Ending balance, value at Jun. 30, 2022	$ 19		91,382		(74,168)		17,233
Ending balance, shares at Jun. 30, 2022	950,573
Beginning balance, value at Dec. 31, 2022	$ 27	$ 1	103,370	$ 103,396	(79,519)	$ (79,519)	$ 23,878	$ 23,878
Beginning balance, shares at Dec. 31, 2022	1,359,040	1,334,950
Exercise of common stock warrants, shares
Stock based compensation			610				$ 610
Net income (loss)					(17,315)		(17,315)
Issuance of shares for vested restricted stock units
Issuance of shares for vested restricted stock units, shares	8,588
Ending balance, value at Jun. 30, 2023	$ 27		103,980		(96,834)		7,173
Ending balance, shares at Jun. 30, 2023	1,367,628
Beginning balance, value at Mar. 31, 2023	$ 27		103,721		(86,997)		16,751
Beginning balance, shares at Mar. 31, 2023	1,359,040
Stock based compensation			259				259
Net income (loss)					(9,837)		(9,837)
Issuance of shares for vested restricted stock units
Issuance of shares for vested restricted stock units, shares	8,588
Ending balance, value at Jun. 30, 2023	$ 27		$ 103,980		$ (96,834)		$ 7,173
Ending balance, shares at Jun. 30, 2023	1,367,628